Commitments and Contingencies - Future Minimum Rentals Payable Under Non-cancellable Operating Leases (Detail) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases	¥ 190	$ 27
One year or less [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases	105	15
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases	85	12
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases